Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Numerator:
Net income (loss)		€ 1,185	€ (13,049)		€ (51,391)		€ (39,366)
Net loss attributable to noncontrolling interests		285	568		710		239
Net loss attributable to trivago N.V.		€ 900	€ (12,481)		€ (50,681)		€ (39,127)
Denominator:
Weighted average shares of Class A and Class B common stock outstanding - basic and diluted (shares)		237,811	274,666	[1]	237,811	[1]
Earnings per share attributable to trivago N.V. available to Class A and Class B common stockholders - basic and diluted (in EUR per share)	[1]	€ 0.00	€ (0.05)		€ 0.00

[1]	Represents earnings per share of Class A and Class B common stock and weighted-average shares of Class A and Class B common stock outstanding for the period from December 16, 2016 to December 31, 2016, the period following the capitalization of the parent company and IPO, and for the period from January 1, 2017 to December 31, 2017 (see Note 14).